Business segment information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Product Information [Line Items]
Net Total Sales	$ 14,801	$ 15,590	$ 13,096
Net Total Sales, percent	100.00%	100.00%	100.00%
Customer A [Member] | Scales [Member]
Product Information [Line Items]
Net Total Sales	$ 4,511	$ 3,633	$ 3,573
Net Total Sales, percent	30.00%	23.00%	27.00%
Customer C [Member] | Scales [Member]
Product Information [Line Items]
Net Total Sales	$ 1,703	$ 1,386	$ 1,239
Net Total Sales, percent	12.00%	9.00%	9.00%
Total [Member]
Product Information [Line Items]
Net Total Sales	$ 6,214	$ 5,019	$ 4,812
Net Total Sales, percent	42.00%	32.00%	36.00%